JPMorgan BetaBuilders MSCI U.S. REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Apartments — 23.1%
Agree Realty Corp., REIT	53,819	3,546,672
American Campus Communities, Inc., REIT (a)	137,548	5,474,410
American Homes 4 Rent, Class A, REIT	282,080	8,101,338
Apartment Investment & Management Co., Class A, REIT	185,825	5,639,789
AvalonBay Communities, Inc., REIT	140,658	23,432,216
Camden Property Trust, REIT	97,336	9,619,717
Equity LifeStyle Properties, Inc., REIT	172,942	10,132,672
Equity Residential, REIT	371,984	21,545,313
Essential Properties Realty Trust, Inc., REIT	92,971	1,909,624
Essex Property Trust, Inc., REIT	65,170	16,024,000
Four Corners Property Trust, Inc., REIT	70,294	1,968,935
Front Yard Residential Corp., REIT	55,776	910,264
Getty Realty Corp., REIT	35,604	1,010,798
Independence Realty Trust, Inc., REIT	94,687	1,219,569
Investors Real Estate Trust, REIT	12,819	889,639
Invitation Homes, Inc., REIT	560,191	16,010,259
Mid-America Apartment Communities, Inc., REIT	114,296	14,419,583
National Retail Properties, Inc., REIT	173,434	6,538,462
NexPoint Residential Trust, Inc., REIT	19,427	860,810
Realty Income Corp., REIT	344,829	20,679,395
Spirit Realty Capital, Inc., REIT	102,980	3,793,783
STORE Capital Corp., REIT	240,625	7,834,750
Sun Communities, Inc., REIT	98,212	13,651,468
UDR, Inc., REIT	294,888	11,344,341

		206,557,807

Diversified — 19.4%
Alexander & Baldwin, Inc., REIT	68,689	1,074,983
American Finance Trust, Inc., REIT	108,461	800,442
Armada Hoffler Properties, Inc., REIT	57,899	614,308
Colony Capital, Inc., REIT (a)	481,884	2,081,739
CoreCivic, Inc., REIT (a)	119,557	847,659
CoreSite Realty Corp., REIT	42,507	5,329,953
Digital Realty Trust, Inc., REIT	268,831	36,224,977
Duke Realty Corp., REIT	370,335	14,094,950
EPR Properties, REIT	74,567	2,685,903
Equinix, Inc., REIT	88,503	61,756,508
Gaming and Leisure Properties, Inc., REIT	211,939	8,803,946
GEO Group, Inc. (The), REIT (a)	121,260	1,145,907
Gladstone Commercial Corp., REIT	34,029	615,585
Global Net Lease, Inc., REIT	89,428	1,492,553
iStar, Inc., REIT (a)	75,097	1,058,868
Lexington Realty Trust, REIT	276,612	2,824,209
One Liberty Properties, Inc., REIT	16,442	292,339
PS Business Parks, Inc., REIT	20,600	2,715,080
Safehold, Inc., REIT (a)	12,770	869,254
UMH Properties, Inc., REIT	37,186	532,875
VICI Properties, Inc., REIT	533,344	13,488,270
Washington, REIT	82,296	1,910,090
WP Carey, Inc., REIT	173,802	12,028,837

		173,289,235

Investments	Shares	Value($)
Health Care — 11.7%
CareTrust REIT, Inc., REIT	95,677	1,859,004
Community Healthcare Trust, Inc., REIT	21,577	974,417
Diversified Healthcare Trust, REIT	237,806	1,048,725
Global Medical REIT, Inc., REIT	43,912	601,155
Healthcare Realty Trust, Inc., REIT	135,966	4,010,997
Healthcare Trust of America, Inc., Class A, REIT	218,412	5,685,265
Healthpeak Properties, Inc., REIT	537,992	15,526,449
LTC Properties, Inc., REIT	39,219	1,452,672
Medical Properties Trust, Inc., REIT	528,507	10,253,036
National Health Investors, Inc., REIT	44,623	2,885,323
Omega Healthcare Investors, Inc., REIT	226,833	7,989,058
Physicians Realty Trust, REIT	208,017	3,609,095
Sabra Health Care REIT, Inc., REIT	205,436	3,385,585
Universal Health Realty Income Trust, REIT	13,072	789,941
Ventas, Inc., REIT	372,861	17,863,771
Welltower, Inc., REIT	417,047	26,265,620

		104,200,113

Hotels — 4.1%
Apple Hospitality REIT, Inc., REIT	211,934	2,810,245
Chatham Lodging Trust, REIT	46,940	516,809
DiamondRock Hospitality Co., REIT	199,394	1,499,443
Host Hotels & Resorts, Inc., REIT	704,834	9,888,821
MGM Growth Properties LLC, Class A, REIT	131,375	4,016,134
Park Hotels & Resorts, Inc., REIT	235,462	3,842,740
Pebblebrook Hotel Trust, REIT	130,786	2,419,541
RLJ Lodging Trust, REIT	164,992	2,034,351
Ryman Hospitality Properties, Inc., REIT	52,198	3,350,590
Service Properties Trust, REIT	164,498	1,950,946
Summit Hotel Properties, Inc., REIT	105,632	917,942
Sunstone Hotel Investors, Inc., REIT	215,503	2,262,781
Xenia Hotels & Resorts, Inc., REIT	113,662	1,601,498

		37,111,841

Industrial — 13.8%
Americold Realty Trust, REIT (a)	203,498	6,945,387
CyrusOne, Inc., REIT	116,801	8,165,558
EastGroup Properties, Inc., REIT	39,309	5,358,996
First Industrial Realty Trust, Inc., REIT	127,131	5,324,246
Industrial Logistics Properties Trust, REIT	65,169	1,416,122
Innovative Industrial Properties, Inc., REIT (a)	21,687	3,332,424
Monmouth Real Estate Investment Corp., REIT	93,021	1,379,502
Prologis, Inc., REIT	738,319	73,868,816
QTS Realty Trust, Inc., Class A, REIT (a)	61,265	3,639,754
Rexford Industrial Realty, Inc., REIT	123,713	5,928,327
STAG Industrial, Inc., REIT	149,050	4,438,709
Terreno Realty Corp., REIT	68,281	3,956,201

		123,754,042

JPMorgan BetaBuilders MSCI U.S. REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Office — 11.5%
Alexandria Real Estate Equities, Inc., REIT	126,037	20,636,038
American Assets Trust, Inc., REIT	51,032	1,464,108
Boston Properties, Inc., REIT	147,761	14,504,220
Brandywine Realty Trust, REIT	170,470	1,897,331
City Office REIT, Inc., REIT	43,371	380,364
Columbia Property Trust, Inc., REIT	114,394	1,599,228
Corporate Office Properties Trust, REIT	112,114	2,985,596
Cousins Properties, Inc., REIT	148,476	4,960,583
Douglas Emmett, Inc., REIT	175,268	5,428,050
Easterly Government Properties, Inc., REIT	79,639	1,724,981
Empire State Realty Trust, Inc., Class A, REIT	145,946	1,320,811
Equity Commonwealth, REIT	121,447	3,219,560
Franklin Street Properties Corp., REIT	107,264	497,705
Highwoods Properties, Inc., REIT	103,833	3,976,804
Hudson Pacific Properties, Inc., REIT	153,265	3,984,890
JBG SMITH Properties, REIT	120,337	3,699,159
Kilroy Realty Corp., REIT	103,599	6,336,115
Mack-Cali Realty Corp., REIT	90,657	1,238,375
Office Properties Income Trust, REIT	48,199	1,101,347
Paramount Group, Inc., REIT	177,302	1,640,043
Piedmont Office Realty Trust, Inc., Class A, REIT	125,948	1,968,567
SL Green Realty Corp., REIT (a)	73,206	4,238,627
VEREIT, Inc., REIT	1,077,286	7,637,958
Vornado Realty Trust, REIT	162,379	6,318,167

		102,758,627

Regional Malls — 3.5%
Macerich Co. (The), REIT (a)	112,029	1,120,290
Simon Property Group, Inc., REIT	324,940	26,830,296
Tanger Factory Outlet Centers, Inc., REIT (a)	93,416	882,781
Taubman Centers, Inc., REIT	61,678	2,634,884

		31,468,251

Shopping Centers — 4.3%
Acadia Realty Trust, REIT	86,212	1,224,211
Alexander’s, Inc., REIT	2,297	627,908
Brixmor Property Group, Inc., REIT	296,301	4,524,516
Federal Realty Investment Trust, REIT	71,814	6,263,617
Kimco Realty Corp., REIT	432,241	6,241,560
Kite Realty Group Trust, REIT	84,165	1,211,976
Regency Centers Corp., REIT	169,526	7,726,995
Retail Opportunity Investments Corp., REIT	117,858	1,529,797
Retail Properties of America, Inc., Class A, REIT	214,121	1,734,380
RPT Realty, REIT	80,896	592,968
Saul Centers, Inc., REIT	13,911	434,023
Seritage Growth Properties, Class A, REIT* (a)	36,691	603,934
SITE Centers Corp., REIT	154,459	1,558,491
Urban Edge Properties, REIT	116,630	1,513,857
Urstadt Biddle Properties, Inc., Class A, REIT	29,976	420,863
Weingarten Realty Investors, REIT	121,624	2,543,158

		38,752,254

Investments	Shares	Value ($)
Storage — 8.0%
CubeSmart, REIT	193,630	6,298,784
Extra Space Storage, Inc., REIT	128,992	14,541,268
Iron Mountain, Inc., REIT (a)	287,974	7,919,285
Life Storage, Inc., REIT	46,890	5,144,771
National Storage Affiliates Trust, REIT	68,748	2,336,057
Public Storage, REIT	157,227	35,291,172

		71,531,337

TOTAL COMMON STOCKS (Cost $1,031,223,538)		889,423,507

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (b)(c) (Cost $1,987,322)	1,987,322	1,987,322

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (b)(c)	28,006,351	28,009,151
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	3,756,625	3,756,625

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $31,768,378)		31,765,776

TOTAL SHORT-TERM INVESTMENTS (Cost $33,755,700)		33,753,098

Total Investments — 103.2% (Cost $1,064,979,238)		923,176,605
Liabilities in Excess of Other Assets — (3.2)%		(28,960,502)

Net Assets — 100.0%		894,216,103

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is $30,699,399.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.

JPMorgan BetaBuilders MSCI U.S. REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	103	12/2020	USD	3,385,610	85,495

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$923,176,605	$—	$—	$923,176,605

Appreciation in Other Financial Instruments
Futures Contracts(a)	$85,495	$—	$—	$85,495

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16%(a)(b)	$46,004,799	$309,000,000	$327,000,000	$6,954	$(2,602)	$28,009,151	28,006,351	$243,679	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	4,817,421	244,872,538	245,933,334	—	—	3,756,625	3,756,625	16,658	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	10,488,851	53,197,189	61,698,718	—	—	1,987,322	1,987,322	4,914	—

Total	$61,311,071	$607,069,727	$634,632,052	$6,954	$(2,602)	$33,753,098		$265,251	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.